Capital and financing transactions	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Capital and financing transactions
12.	Capital and financing transactions

Subordinated debentures

Cancellation

During the nine months ended July 31, 2019, the Bank purchased for cancellation approximately US $16 million floating rate subordinated capital debentures due August, 2085.

Issuance

On July 3, 2019, the Bank issued $1.5 billion subordinated debentures due July 3, 2029. On or after July 3, 2024, the debentures are redeemable at par plus accrued and unpaid interest. Interest will be payable semi-annually at a rate of 2.836% per annum until July 3, 2024 and thereafter payable quarterly until July 3, 2029 at the Three-month Bankers’ Acceptance rate plus 1.18%. The debentures contain non-viability contingent capital (NVCC) provisions necessary for the debentures to qualify as Tier 2 regulatory capital.

On January 18, 2019, the Bank issued $1.75 billion subordinated debentures due January 18, 2029. On or after January 18, 2024, the debentures are redeemable at par plus accrued and unpaid interest. Interest will be payable semi-annually at a rate of 3.89% per annum until January 18, 2024 and thereafter payable quarterly until January 18, 2029 at the Three-month Bankers’ Acceptance rate plus 1.58%. The debentures contain NVCC provisions necessary for the debentures to qualify as Tier 2 regulatory capital.

Additional Tier 1 Securities

On June 30, 2019, the 7.802% Scotiabank Tier 1 Securities – Series 2009-1 issued by Scotiabank Tier 1 Trust were redeemed for 100% of their principal amount, together with accrued and unpaid interest to the redemption date.

Preferred shares

On January 28, 2019, the Bank redeemed all outstanding Non-Cumulative Preferred Shares Series 22 and 23 at their par value of $234 million and $66 million, respectively, together with all declared and unpaid dividends.

Common shares

Normal Course Issuer Bid

On May 30, 2019, the Bank announced that OSFI and the Toronto Stock Exchange have approved a normal course issuer bid (the “2019 NCIB”) pursuant to which it may repurchase for cancellation up to 24 million of the Bank’s common shares. Purchases under the 2019 NCIB commenced on June 4, 2019 and terminate upon earlier of: (i) the Bank purchasing the maximum number of common shares under the 2019 NCIB, (ii) the Bank providing a notice of termination, or (iii) June 3, 2020. On a quarterly basis, the Bank will notify OSFI prior to making purchases.

On May 29, 2018, the Bank announced that OSFI and the Toronto Stock Exchange (TSX) approved a normal course issuer bid (the “2018 NCIB”) pursuant to which it may repurchase for cancellation up to 24 million of the Bank’s common shares. This 2018 NCIB terminated on June 3, 2019.

During the quarter, the Bank repurchased and cancelled approximately 2.8 million common shares at a volume weighted average price of $70.28 per share for a total amount of $195 million. During the nine months ended July 31, 2019, the Bank repurchased and cancelled approximately 10 million common shares under these plans at a volume weighted average price of $71.66 per share for a total amount of $719 million.

Under the 2018 NCIB, which terminated on June 3, 2019, the Bank cumulatively repurchased and cancelled approximately 14.8 million common shares at an average price of $73.46 per share. Under the 2019 NCIB, the Bank has cumulatively repurchased and cancelled approximately 1.2 million common shares at an average price of $70.24 per share.